GS Mortgage-Backed Securities Trust 2023-PJ2 ABS-15G

Exhibit 99.2 - Schedule 7

Data Compare Summary (Total)
Run Date - 2/8/2023 12:45:58 PM
Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	13	0.00%	365
Amortization Term	0	13	0.00%	365
Amortization Type	0	13	0.00%	365
Balloon Flag	0	364	0.00%	365
Borrower First Name	0	365	0.00%	365
Borrower FTHB	0	13	0.00%	365
Borrower Last Name	0	365	0.00%	365
Borrower SSN	0	364	0.00%	365
City	0	365	0.00%	365
Decision System	0	13	0.00%	365
Escrow Account	0	2	0.00%	365
Has FTHB	0	4	0.00%	365
Investor: Qualifying Total Debt Ratio	0	365	0.00%	365
Lender	0	364	0.00%	365
Lien Position	0	13	0.00%	365
Mortgage Type	0	10	0.00%	365
Note Date	0	13	0.00%	365
Occupancy	0	365	0.00%	365
Original CLTV	0	365	0.00%	365
Original Interest Rate	0	365	0.00%	365
Original Loan Amount	0	365	0.00%	365
Original LTV	0	365	0.00%	365
Originator Loan Designation	0	364	0.00%	365
PITIA Reserves Months	0	209	0.00%	365
Product Description	0	364	0.00%	365
Property Type	0	365	0.00%	365
Purpose	0	365	0.00%	365
Refi Purpose	0	22	0.00%	365
Representative FICO	0	365	0.00%	365
State	0	365	0.00%	365
Street	0	365	0.00%	365
Zip	0	365	0.00%	365
Total	0	7,633	0.00%	365